Leases (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 20, 2020	Jul. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019
Operating leases description						The Company has operating leases for its warehouse facility and for equipment under agreements that expire at various dates through 2023.		The Company has entered into operating leases for office and production facilities and equipment under agreements that expire at various dates through 2026.
Financing leases description						The Company also has property held under finance leases that expire at various dates through 2021.		The Company also has property held under finance leases that expire at various dates through 2021.
Operating lease liabilities			$ 5,000			$ 5,000		$ 3,300,000	$ 3,458,000	$ 3,458,000
Operating lease right-of-use assets			5,000			5,000		2,101,000		2,336,000
Retained earnings (accumulated deficit)			$ (136,187,000)			(136,187,000)		$ (131,457,000)	(129,394,000)
Future cash obligations						3,500,000
Gain on termination						$ (9,000)
Operating leases weighted-average remaining lease term			1 month			1 month		6 years 3 months 19 days
Operating leases weighted-average discount rate lease			5.00%			5.00%		7.25%
Financing leases weighted-average remaining lease term			1 year 2 months 12 days			1 year 2 months 12 days		1 year 10 months 25 days
Financing leases weighted-average discount rate lease			5.52%			5.52%		5.51%
Financing lease cost			$ 5,000		$ 10,000	$ 15,000	41,000	$ 48,000	191,000
Selling, General and Administrative Expenses [Member]
Operating lease expense			17,000		$ 137,000	281,000	$ 407,000	$ 542,000	$ 407,000
Lease Termination Agreement [Member]
Operating lease liabilities				$ 3,135,000
Operating lease right-of-use assets				1,913,000
Security deposits		$ 260,000	260,000			260,000
Restricted cash			200,000			200,000
Rent		64,000				121,000
Lessor sale amount						80,000
Dispose of furniture	$ 5,000					$ 5,000
Lessor operating description						In July 2020, the Lessor informed the Company that it needed to dispose of the remaining furniture, and the Company paid the Lessor $5,000 to do so.
Gain on termination				8,000
Unamortized tenant improvement allowance		$ 890,000
Loss on the disposal of fixed assets				282,000
Furniture and fixtures				197,000
Other leasehold improvement assets				$ 85,000
ASU 2016-02 [Member]
Operating lease liabilities										3,500,000
Operating lease right-of-use assets										$ 2,300,000
Cumulative Effect, Period of Adoption, Adjustment [Member] | Revision of Prior Period, Adjustment [Member] | ASU 2016-02 [Member]
Retained earnings (accumulated deficit)			$ 0			$ 0